THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND
The Hartford Capital Appreciation Fund Summary Section
INVESTMENT OBJECTIVE.
The Fund seeks growth of capital.
YOUR EXPENSES.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 87 of the Fund's statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 148 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - -	Class A		Class B	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - -		Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y
Management fees		0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none	none
Total other expenses		0.18%	0.31%	0.15%	0.12%	0.24%	0.19%	0.14%	0.10%	0.04%
Administrative services fee		none	none	none	none	0.20%	0.15%	0.10%	none	none
Other expenses		0.18%	0.31%	0.15%	0.12%	0.04%	0.04%	0.04%	0.10%	0.04%
Total annual fund operating expenses		1.09%	1.97%	1.81%	0.78%	1.40%	1.10%	0.80%	0.76%	0.70%
Fee waiver and/or expense reimbursement	[1]	none	none	none	none	none	none	none	0.01%	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1]	1.09%	1.97%	1.81%	0.78%	1.40%	1.10%	0.80%	0.75%	0.70%
[1]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.29% (Class A), 1.04% (Class I), 1.40% (Class R3), 1.10% (Class R4), 0.80% (Class R5) and 0.75% (Class R6). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2017, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.

EXAMPLE.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - - - USD ($)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	655	878	1,118	1,806
Class B	700	918	1,262	2,068
Class C	284	569	980	2,127
Class I	80	249	433	966
Class R3	143	443	766	1,680
Class R4	112	350	606	1,340
Class R5	82	255	444	990
Class R6	77	242	421	941
Class Y	72	224	390	871

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - - - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	655	878	1,118	1,806
Class B	200	618	1,062	2,068
Class C	184	569	980	2,127
Class I	80	249	433	966
Class R3	143	443	766	1,680
Class R4	112	350	606	1,340
Class R5	82	255	444	990
Class R6	77	242	421	941
Class Y	72	224	390	871

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.

The Fund seeks to achieve its investment objective by investing primarily in stocks selected on the basis of potential for capital appreciation.  The Fund normally invests at least 65% of its net assets in common stocks of medium and large companies.  The Fund may invest up to 35% of its net assets in securities of foreign issuers and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The sub-adviser, Wellington Management Company LLP (“Wellington Management”), uses fundamental analysis to identify companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry.

The Fund employs a multiple portfolio manager structure, which means the Fund has several components that are managed separately using different investment styles.  Each component sleeve has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale based on internal, proprietary research.  Each component sleeve seeks growth of capital. Wellington Management does not allocate a set percentage to any specific sleeve but instead seeks a flexible and diversified Fund profile. Together the investment strategies  represent a wide range of investment philosophies, companies, industries and market capitalizations.  The Fund may trade portfolio securities actively.

PRINCIPAL RISKS.

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Investment Strategy Risk −The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund’s investment objective will be achieved.

Foreign Investments Risk −Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Emerging Markets Risk −The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

Asset Allocation Risk −The risk that if the Fund’s strategy for allocating assets among different asset classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. The investment styles employed by the portfolio managers may not be complementary, which could adversely affect the performance of the Fund.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Mid-Cap Securities Risk −The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Active Trading Risk −Active trading could increase the Fund's transaction costs and may increase your tax liability as compared to a fund with less active trading policies. These effects may adversely affect Fund performance.

The Fund is subject to certain other risks, which are discussed in “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund's operating expenses had not been limited.

The bar chart:

•                  Shows how the Fund's total return has varied from year to year

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of the Fund's Class A shares.  Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 24.16% (2nd quarter, 2009) Lowest -26.09% (4th quarter, 2008)
Average Annual Total Returns.
The table below shows returns for the Fund over time compared to those of two broad-based market indices. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I shares commenced operations on August 31, 2006 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges), which had different operating expenses. Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006 and performance prior to that date is that of the Fund’s Class Y shares, which had different operating expenses. Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund’s Class Y shares. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average annual total returns for periods ending December 31, 2015 (including sales charges)
Average Annual Total Returns - -	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	(4.25%)	8.20%	5.64%
Class A | After Taxes on Distributions	Class A After Taxes on Distributions	(6.31%)	5.83%	4.12%
Class A | After Taxes on Distributions and Sales	Class A After Taxes on Distributions and Sale of Fund Shares	(0.88%)	6.15%	4.33%
Class B	Class B Return Before Taxes	(4.04%)	8.24%	5.55%
Class C	Class C Return Before Taxes	(0.28%)	8.65%	5.49%
Class I	Class I Return Before Taxes	1.65%	9.76%	6.55%
Class R3	Class R3 Return Before Taxes	1.03%	9.12%	6.01%
Class R4	Class R4 Return Before Taxes	1.33%	9.46%	6.32%
Class R5	Class R5 Return Before Taxes	1.64%	9.78%	6.59%
Class R6	Class R6 Return Before Taxes	1.70%	9.88%	6.70%
Class Y	Class Y Return Before Taxes	1.73%	9.89%	6.70%
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	0.48%	12.18%	7.35%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%